As Filed with the U.S. Securities and Exchange Commission on February 22, 2010

1933 Act File No. 33-14567
1940 Act File No. 811-5188

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 49 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 49 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: May 1, 2010

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)
☐ on [Date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☒ on May 1, 2010 (8:30 a.m. , Central time), pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 2010

American Century Investments Prospectus

VP Balanced Fund Class I (AVBIX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	9
Share Price, Distributions and Taxes	12
Financial Highlights	14

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$93	$291	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

For the equity portion of VP Balanced, the portfolio managers select stocks using quantitative management techniques in a two-step process. First, the managers rank stocks, primarily those of large (those with a market cap greater than $2 billion), publicly-traded U.S. companies from most attractive to least attractive based on each stock’s value as well as its growth potential. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

The fund’s principal risks include

•
Style Risk — If at any time the market is not favoring the quantitative investment style used to manage the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation — The performance of the fund's equity portion will be tied to the performance of the S&P 500 Index. If the S&P 500 goes down, it is likely that the fund's performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of VP Balanced than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk.
•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The blended index is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Barclays Capital US Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities. The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. The Barclays Capital US Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Highest Performance Quarter (3Q 2009): 10.49% Lowest Performance Quarter (4Q 2008): -12.00%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Class I	15.48%	2.12%	2.15%
New Blended Index (1) (reflects no deduction for fees, expenses or taxes)	18.40%	2.52%	2.25%
Old Blended Index (reflects no deduction for fees, expenses or taxes)	18.03%	2.64%	2.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital US Aggregate Bond Index (1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	6.47%

1
Effective January 1, 2010, the fund’s Blended Index changed. The Old Blended Index was represented by 60% of the S&P 500® Index and the remaining 40% was represented by the Citigroup US Broad Investment-Grade Bond Index. The New Blended Index is represented by 60% of the S&P500® Index and the remaining 40% is represented by the Barclays Capital US Aggregate Bond Index. This reflects a change in the portfolio management system used by American Century’s fixed-income teams.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

William Martin, CFA, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997.

Thomas P. Vaiana, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2000.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor in 1991.

Robert V. Gahagan , Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

What are the fund’s principal investment strategies?

For the equity portion of the fund's portfolio, the fund invests primarily in large capitalization publicly traded U.S. companies. The fund considers large capitalization companies to be those with a market capitalization greater than $2 billion.

To select stocks for purchase, the portfolio managers use quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The portfolio managers generally sell stocks from the fund’s portfolio when they believe:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk characteristics outweigh its return opportunity; or
•	specific events alter a stock’s prospects.

The fixed-income portion of the fund’s portfolio is invested primarily in a diversified portfolio of high- and medium-grade government, corporate, asset-backed and similar securities payable in U.S. or foreign currencies. At least 80% of the fixed-income assets will be invested in securities that are rated within the four highest categories by a nationally recognized statistical rating organization. Up to 15% may be invested in securities rated in the fifth category. The rating category of a security will be determined at the time of purchase. In the event a security is subsequently downgraded, the fund will not be obligated to dispose of that security, but may continue to hold the security if deemed appropriate by the portfolio managers. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be three and one-half years or longer.

Weighted average maturity is a tool the portfolio managers use to approximate the remaining term to maturity of a fund’s investment portfolio. Generally, the longer a fund’s weighted average maturity, the more sensitive it is to changes in interest rates.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the portfolio managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, short-term securities, preferred stock and equity-equivalent securities, such as convertible securities and nonleveraged futures contracts. The fund may purchase mortgage-backed securities, on a when-issued or forward commitment basis. These transactions may be executed using dollar rolls or other investment techniques. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

Because the equity portion of the fund uses quantitative management techniques to try to achieve a total return that exceeds the total return of the S&P 500 Index, its performance will correlate to the index’s performance. If the index goes down, it is likely that the performance of the fund’s equity portion will go down.

The value of the fund’s shares depends on the value of the stocks, bonds and other securities it owns.

•
The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

•
The value of the fund’s fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of VP Balanced than for funds that have shorter-weighted average maturities, such as money market and short-term bond funds.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the value of the fund’s fixed-income securities could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Most of the securities purchased by the fixed-income portion of the fund are investment-grade debt securities at the time of purchase. The fund, however, may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB), and up to 15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund may have increased credit risk. Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable social, political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The value of the fund’s shares may fluctuate significantly in the short term.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I
VP Balanced Fund	0.90%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage the equity and fixed-income portions of the fund. These teams function in different ways, as described below. The five portfolio managers with the most significant responsibility for the day-to-day management of the fund are identified below.

Equity Portion of VP Balanced

The team that manages the equity portion of the fund meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the equity portion of the fund as they see fit, guided by the fund’s investment objective and strategy. The individuals listed below are primarily responsible for the day-to-day management of the equity portion of the fund.

William Martin

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1992. He joined American Century Investments in 1989 and became a portfolio manager in 1991. He has a bachelor’s degree in economics from the University of Illinois and is a CFA charterholder.

Thomas P. Vaiana

Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2001. He joined American Century Investments in 1997 and became a portfolio manager in 2000. He has a bachelor’s degree in business finance from California State University.

Fixed-Income Portion of VP Balanced

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting strategic investment parameters based on economic and market conditions. Other portfolio managers are responsible for security selection and portfolio construction within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions. The individuals listed below have the most significant responsibility for the day-to-day management of the fixed-income portion of the fund.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991. He has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the fund since 2005, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Balanced has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Balanced Fund

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-xxxxx   1005

May 1, 2010

American Century Investments Prospectus

VP Capital Appreciation Fund Class I (AVCIX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Financial Highlights	11

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

This fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$103	$322	$559	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund’s principal risks include

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Mid Cap Stocks – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (1Q 2000): 18.85% Lowest Performance Quarter (4Q 2008): -26.62%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Class I	37.07%	9.00%	2.11%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	-0.52%

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

David M. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2007.

Greg Walsh, Portfolio Manager, has been a member of the team that manages the fund since 2003.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

This fund seeks capital growth.

What are the fund’s principal investment strategies?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using a variety of other analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund’s statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the portfolio managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of it’s assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

The fund generally invests in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. In addition, smaller companies may have less publicly available information.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund’s performance as its assets grow.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, the fund’s strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I
VP Capital Appreciation Fund	1.00%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

David M. Hollond

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2007. He joined American Century Investments in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in Russian and economics from Grinnell College, a master’s degree in economics from the University of Wisconsin, a master’s degree in international studies from the University of Pennsylvania and an MBA in finance from The Wharton School at the University of Pennsylvania.

Greg Walsh

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2003 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor of art degree in economics and accounting from Claremont McKenna College and an MBA from The Wharton School, University of Pennsylvania.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Capital Appreciation Fund

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-xxxxx   1005

May 1, 2010

American Century Investments Prospectus

VP Income & Growth Fund Class I (AVGIX) Class II (AVPGX) Class III (AIGTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Share Price, Distributions and Taxes	10
Multiple Class Information	13
Financial Highlights	14

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth by investing in common stocks. Income is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract.  Had they been included, fees and expenses presented below would have been higher.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
	Class I	Class II	Class III
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.70%	0.95%	0.70%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$72	$224	$390	$871
Class II	$97	$303	$526	$1,166
Class III	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was X% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process.  First, the managers rank stocks, primarily those of large (those with a market capitalization greater than $2 billion), publicly-traded U.S. companies, from most attractive to least attractive based on each stock’s value as well as its growth potential.  Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

The fund’s principal risks include:

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Low Dividend Yield – Although income is a secondary objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (2Q 2003): 16.36% Lowest Performance Quarter (4Q 2008): -19.80%

For the calendar year ended December 31, 2009	1 year	5 years	10 years	Since Inception	Inception Date
Class I	18.10%	-1.11%	-0.90%	3.24%	10/30/1997
Class II	17.77%	-1.35%	—	1.55%	05/01/2002
Class III	18.10%	-1.11%	—	3.20%	06/26/2002
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.95%	-0.69%	3.52%(1)	—

1	Reflects benchmark performance since the date closest to the Class I’s inception date for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

John Schniedwind, CFA, Chief Investment Officer-Quantitative Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997.

Kurt Borgwardt, CFA, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997.

Zili Zhang, Senior Vice President, Portfolio Manager and Director of Quantitative Research, has been a member of the team that manages the fund since 1997.

Lynette Pang, Portfolio Manager, has been a member of the team that manages the fund since 2005.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges except for Class III shares, which may be subject to a redemption fee. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts.  The fund and its related companies pay the sponsoring insurance company for distribution and other services.  These payments may influence the insurance company to include the fund over another investment as an option in its products.  Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks capital growth by investing in common stocks. Income is a secondary objective.

What are the fund’s principal investment strategies?

The fund invests primarily in large capitalization, publicly-traded U.S. companies. The fund considers large capitalization companies to be those with a market capitalization greater than $2 billion.

To select stocks for purchase, the portfolio managers use quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. In building the fund’s portfolio, the portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

The portfolio managers generally sell stocks from the fund’s portfolio when they believe:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk characteristics outweigh its return opportunity; or
•	specific events alter a stock’s prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund’s benchmark, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

Although current income is an objective for the fund, if the stocks that make up its benchmark do not have a high dividend yield, then the fund’s dividend yield will not be high.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the fund’s shares may fluctuate significantly in the short term.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II	Class III
VP Income & Growth	0.70%	0.70%	0.70%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

John Schniedwind

Mr. Schniedwind, Chief Investment Officer – Quantitative Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997. He joined American Century Investments in 1982 and became a portfolio manager in 1997. He has a bachelor’s and master’s degree in industrial engineering from Purdue University and an MBA in finance from the University of California–Berkeley. He is a CFA charterholder.

Kurt Borgwardt

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997. He joined American Century Investments in 1990 and became a portfolio manager in 1997. He has a bachelor’s degree in English literature from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

Zili Zhang

Mr. Zhang, Senior Vice President, Portfolio Manager and Director of Quantitative Research, has been a member of the team that manages the fund since 1997. He joined American Century Investments in 1997 and became a portfolio manager in 2002. He has a bachelor’s degree in physics from University of Science and Technology of China and a Ph.D. in theoretical physics from the University of Texas at Austin.

Lynette Pang

Ms. Pang, Portfolio Manager, has been a member of the team that manages the fund since 2005. She joined American Century Investments in 1997 as an associate quantitative analyst and became a portfolio manager in 2006. She has a bachelor’s degree in agricultural and managerial economics from the University of California, Davis. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

The fund has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are subject to a redemption fee, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Class III shares held for less than 60 days are subject to a redemption fee of 1.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. The fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices below.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).  The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for Class III shares held less than a specified number of days. See Purchase and Redemption of Shares under Share Price, Distributions and Taxes for a complete description of the redemption fee applicable to the fund. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions of substantially all of its income quarterly.  Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares.  All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class III shares are subject to a redemption fee (see Purchase and Redemption of Shares under Share Price, Distributions and Taxes). Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Income & Growth Fund

[Financial Highlights to follow]

VP Income & Growth Fund

[Financial Highlights to follow]

VP Income & Growth Fund

[Financial Highlights to follow]

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-67720   1003

May 1, 2010

American Century Investments Prospectus

VP International Fund Class I (AVIIX) Class II (ANVPX) Class III (AIVPX) Class IV (AVPLX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Share Price, Distributions and Taxes	11
Multiple Class Information	14
Financial Highlights	15

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III	Class IV
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class III	Class IV
Management Fee	1.36%	1.26%	1.36%	1.26%
Distribution and Service (12b-1) Fees	None	0.25%	None	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.38%	1.53%	1.38%	1.53%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$141	$438	$756	$1,656
Class II	$156	$484	$835	$1,822
Class III	$141	$438	$756	$1,656
Class IV	$156	$484	$835	$1,822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was X% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund’s principal risks include

•
Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (2Q 2009): 22.50% Lowest Performance Quarter (3Q 2008): -23.41%

For the calendar year ended December 31, 2009	1 year	5 years	10 years	Since Inception	Inception Date
Class I	33.76%	4.29%	-1.87%	5.56%	05/01/1994
Class II	33.63%	4.14%	—	2.99%	08/15/2001
Class III	33.76%	4.26%	—	4.80%	05/02/2002
Class IV	33.63%	4.11%	—	5.98%	05/03/2004
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%	4.70%(1)	—
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	29.36%	3.65%	-1.31%	3.10%(1)	—

1	Reflects benchmark performance since the date closest to the Class I’s inception for which data is available.

Portfolio Management

Investment Advisor

American Century Global Investment Management, Inc.

Portfolio Managers

Alexander Tedder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2006.

Rajesh Gandhi, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges, except as described in Fees and Expenses above. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers
and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts.  The fund and its related companies pay the sponsoring insurance company for distribution and other services.  These payments may influence the insurance company to include the fund over another investment as an option in its products.  Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be primarily invested in equity securities of companies located in at least three developed countries (excluding the United States).

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Global Investment Management, Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New York 10017.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has hired American Century Investment Management, Inc. (ACIM) to make the day-to-day investment decisions for the cash portion of the fund. ACIM performs this function under the supervision of the advisor and the fund’s Board of Directors. ACIM has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II	Class III	Class IV
VP International	1.36%	1.26%	1.36%	1.26%

Recent Events Affecting Investment Advisory and Subadvisory Agreements

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory and subadvisory agreements. Under the Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

In light of these events, the fund's Board has approved interim investment advisory and subadvisory agreements under which the fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval. More detailed information about these events, the agreements and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement, as well as the terminated subadvisory agreement, is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreement and subadvisory agreement also will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Alexander Tedder

Mr. Tedder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2006. Prior to joining American Century Investments, he was an advisor for Henderson Group, Ltd. from 2005 to 2006. He has an A/S in mathematics, history and economics from Winchester College in Winchester, United Kingdom and an MA in economics and business administration from the University of Freiburg in Freiburg, Switzerland.

Rajesh Gandhi

Mr. Gandhi, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the University of Wisconsin. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fund Performance

VP International has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs.

These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are subject to a redemption fee, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Class III and Class IV shares are subject to a redemption fee of 1.00% for shares held for less than 60 days. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. The fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices below.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for Class III and Class IV shares held less than a specified number of days. See Purchase and Redemption of Shares above for a complete description of the redemption fee applicable to the fund.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

The classes have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services and/or redemption fees. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II and Class IV shares have a 12b-1 plan. Under the plan, the fund’s Class II and Class IV pay the distributor an annual fee of 0.25% of Class II and Class IV average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II and Class IV shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP International Fund

Class I

VP International Fund

Class II

VP International Fund

Class III

VP International Fund

Class IV

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-67721   1005

May 1, 2010

American Century Investments Prospectus

VP Large Company Value Fund Class I (AVVIX) Class II (AVVTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Multiple Class Information	12
Financial Highlights	13

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth. Income is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.06%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$93	$291	$504	$1,120
Class II	$108	$338	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was X% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in equity securities of companies comprising the Russell 1000® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

The fund’s principal risks include

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•
Foreign Securities – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (3Q 2009): 16.13% Lowest Performance Quarter (4Q 2008): -21.04%

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Class I	20.04%	-1.33%	-0.87%	12/01/2004
Class II	19.91%	-1.31%	0.31%	10/29/2004
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	1.36%(1)	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	1.84%(1)	—

1	Reflects benchmark performance since the date closest to the Class II’s inception for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Charles Ritter, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004.

Brendan Healy, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers
and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts.  The fund and its related companies pay the sponsoring insurance company for distribution and other services.  These payments may influence the insurance company to include the fund over another investment as an option in its products.  Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks long-term capital growth. Income is a secondary objective.

What are the fund’s principal investment strategies?

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in equity securities of companies comprising the Russell 1000® Index. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Though market capitalization may change from time to time, as of February 28, 2010, the market capitalization range of the Russell 1000® Index was approximately $X million to $X billion.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, options, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II
VP Large Company Value	0.90%	0.80%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Charles Ritter

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1998. He has a bachelor’s degree in mathematics and a master’s degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a CFA charterholder.

Brendan Healy

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 2000 and became a portfolio manager in 2004. He has a bachelor’s degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas – Austin. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Large Company Value has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objectives and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Large Company Value Fund

Class I

VP Large Company Value Fund

Class II

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-67722   1005

May 1, 2010

American Century Investments Prospectus

VP Mid Cap Value Fund Class I (AVIPX) Class II (AVMTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Multiple Class Information	12
Financial Highlights	13

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth. Income is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$103	$322	$559	$1,236
Class II	$118	$369	$639	$1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was X% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

The fund’s principal risks include

•	Mid Cap Stocks – The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•
Foreign Securities – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (3Q 2009): 17.43% Lowest Performance Quarter (4Q 2008): -18.91%

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Class I	29.94%	4.82%	5.57%	12/01/2004
Class II	29.80%	4.67%	6.90%	10/29/2004
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	1.98%	3.97%(1)	—

1	Reflects benchmark performance since the date closest to the Class II’s inception for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Phillip N. Davidson, CFA, Chief Investment Officer-Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004.

Michael Liss, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

Kevin Toney, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers
and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts.  The fund and its related companies pay the sponsoring insurance company for distribution and other services.  These payments may influence the insurance company to include the fund over another investment as an option in its products.  Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks long-term capital growth. Income is a secondary objective.

What are the fund’s principal investment strategies?

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in equity securities of medium size companies. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of February 28, 2010, the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies and the Russell Midcap Index, were approximately $X million to $X billion and $X million to $X billion, respectively.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the portfolio managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund’s portfolio if they believe:

•	a stock no longer meets their valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, options, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Mid-cap stocks may involve greater risks because the value of securities of medium size, less well-known companies can be more volatile than that of relatively larger companies and can react differently to company, political, market and economic developments than the market as a whole and other types of stocks.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund’s performance as its assets grow.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II
VP Mid Cap Value	1.00%	0.90%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Phillip N. Davidson

Mr. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. Prior to joining American Century Investments in 1993 as a portfolio manager, he spent 11 years at Boatmen’s Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

Michael Liss

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Kevin Toney

Mr. Toney, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Mid Cap Value has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Mid Cap Value Fund

Class I

VP Mid Cap Value Fund

Class II

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
CL-PRS-67723   1005

May 1, 2010

American Century Investments Prospectus

VP Ultra® Fund Class I (AVPUX) Class II (AVPSX) Class III (AVUTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Multiple Class Information	12
Financial Highlights	13

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class III
Management Fee	1.00%	0.90%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%	1.01%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$103	$322	$559	$1,236
Class II	$118	$369	$639	$1,409
Class III	$103	$322	$559	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund’s principal risks include

•	Growth Stocks — Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

•	Market Risk — The value of a fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of a fund’s shares may fluctuate significantly in the short term.
•
Foreign Securities — A fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (2Q 2009): 14.46% Lowest Performance Quarter (4Q 2008): -20.99%

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Class I	34.48%	-1.21%	-0.49%	05/01/2001
Class II	34.52%	-1.34%	0.44%	05/01/2002
Class III	34.54%	-1.21%	0.69%	05/13/2002
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-0.43%(1)	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-0.42%	0.60%(1)	—

1	Reflects benchmark performance since the date closest to the Class I inception for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Keith Lee, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008.

Michael Li, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges except for Class III shares, which may be subject to a redemption fee. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks long-term capital growth.

What are the fund’s principal investment strategies?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time. The portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund’s statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, the fund’s strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II	Class III
VP Ultra Fund	1.00%	0.90%	1.00%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Keith Lee

Mr. Lee, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He initially joined American Century Investments in 1998 and rejoined in 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.

Michael Li

Dr. Li, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2002 as an investment analyst and became a portfolio manager in 2006. Before joining American Century Investments, he attended The Wharton School of Business, University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science degree from the University of Science and Technology of China and a Ph.D. from the University of Michigan.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Ultra has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund, and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are subject to a redemption fee, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Class III shares held for less than 60 days are subject to a redemption fee of 1.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. The fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices below.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for Class III shares held less than a specified number of days. See Purchase and Redemption of Shares under Share Price, Distributions and Taxes for a complete description of the redemption fee applicable to the fund.  American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class III shares are subject to a redemption fee (see Purchase and Redemption of Shares under Share Price, Distributions and Taxes). Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Ultra Fund

Class I

VP Ultra Fund

Class II

VP Ultra Fund

Class III

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-xxxxx   1005

May 1, 2010

American Century Investments Prospectus

VP Value Fund Class I (AVPIX) Class II (AVPVX) Class III (AVPTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Multiple Class Information	12
Financial Highlights	13

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth. Income is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	1.00%
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	Class I	Class II	Class III
Management Fee	0.97%	0.87%	0.97%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.97%	1.12%	0.97%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$99	$310	$537	$1,190
Class II	$114	$357	$618	$1,363
Class III	$99	$310	$537	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was X% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

The fund’s principal risks include

•
Multi-Cap Investing – The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but may be more volatile and subject to greater risk.

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•
Foreign Securities – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Lipper Multi-Cap Value Index, which is an index of multi-cap value mutual funds and is included to show how the fund’s performance compares with other funds having similar investment objectives and strategies. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (2Q 2003): 15.96% Lowest Performance Quarter (4Q 2008): -17.02%

For the calendar year ended December 31, 2009	1 year	5 years	10 years	Since Inception	Inception Date
Class I	19.86%	0.74%	5.94%	7.30%	05/01/1996
Class II	19.72%	0.61%	—	3.80%	08/14/2001
Class III	19.86%	0.74%	__	4.03%	05/06/2002
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%	5.83%(1)	—
Lipper Multi-Cap Value Index (reflects no deduction for taxes)	26.59%	-0.56%	3.10%	5.89%(1)	—
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	19.76%	-0.24%	2.88%	6.87%(1)	—

1	Reflects benchmark performance since the date closest to the Class I’s inception for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Phillip N. Davidson, CFA, Chief Investment Officer-Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1996.

Michael Liss, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 1998.

Kevin Toney, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2003.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges, except for Class III shares, which may be subject to a redemption fee. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers
and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts.  The fund and its related companies pay the sponsoring insurance company for distribution and other services.  These payments may influence the insurance company to include the fund over another investment as an option in its products.  Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks long-term capital growth. Income is a secondary objective.

What are the fund’s principal investment strategies?

The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers may sell stocks from the fund’s portfolio if they believe:

•	a stock no longer meets their valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund’s assets invested primarily in U.S. equity securities at all times regardless of the movement of stock prices generally.

Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, options, debt securities of companies, debt obligations of governments and their agencies and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

The fund may invest in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II	Class III
VP Value	0.97%	0.87%	0.97%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Phillip N. Davidson

Mr. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1996. Prior to joining American Century Investments in 1993 as a portfolio manager, he spent 11 years at Boatmen’s Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

Michael Liss

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Kevin Toney

Mr. Toney, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Value has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objectives and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are subject to a redemption fee, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Class III shares held for less than 60 days are subject to a redemption fee of 1.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. The fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices below.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in abusive trading practices and to impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for Class III shares held less than a specified number of days. See Purchase and Redemption of Shares under Share Price, Distributions and Taxes for a complete description of the redemption fee applicable to the fund.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class III shares are subject to a redemption fee (see Purchase and Redemption of Shares under Share Price, Distributions and Taxes). Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Value Fund

Class I

VP Value Fund

Class II

VP Value Fund

Class III

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-67725   1005

May 1, 2010

American Century Investments Prospectus

VP Vistasm Fund Class I (AVSIX) Class II (APVTX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Share Price, Distributions and Taxes	9
Multiple Class Information	12
Financial Highlights	13

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$103	$322	$559	$1,236
Class II	$118	$369	$639	$1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers primarily look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund’s principal risks include

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Mid Cap Stocks – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Highest Performance Quarter (2Q 2003): 18.01% Lowest Performance Quarter (4Q 2008): -26.13%

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Class I	22.47%	0.72%	4.07%	10/05/2001
Class II	22.41%	—	2.05%	04/29/2005
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	6.05%(1)	—

1	Reflects benchmark performance since the date closest to the Class I inception for which data is available.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Bradley J. Eixmann, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2002.

Purchase and Sale of Fund Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Tax Information

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks long-term capital growth.

What are the fund’s principal investment strategies?

The portfolio managers primarily look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using a variety of analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund’s statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the portfolio managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

The fund generally invests in medium sized and smaller companies, which may be more volatile and subject to greater short-term risk. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. In addition, smaller companies may have less publicly available information.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.

The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2009	Class I	Class II
VP Vista Fund	1.00%	0.90%

Recent Events Affecting Investment Advisory Agreement

As part of a long-standing estate and business succession plan established by James E. Stowers, Jr., the founder of American Century Investments, Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in American Century Companies, Inc. (ACC). Under the Investment Company Act of 1940, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of the fund's advisor, the change of trustee is considered a technical assignment of the fund's investment advisory agreement. Under the Act, an assignment requires the automatic termination of such agreement, making the approval of a new agreement necessary.

In light of these events, the fund's Board has approved an interim investment advisory agreement under which the fund will be managed until a new agreement is approved by fund shareholders. The interim agreement is substantially identical to the terminated agreement (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the fund, its investment objectives, fees or services provided. A new agreement, also expected to be substantially identical to the terminated agreement, will be submitted for shareholder approval. More detailed information about these events, the agreement and the required shareholder approvals will be provided in a proxy statement to be provided to fund shareholders eligible to vote on the matter.

A discussion regarding the basis for the Board's approval of the terminated investment advisory agreement is available in the fund's report to shareholders dated June 30, 2009. A discussion regarding the basis for the Board's approval of the interim and proposed advisory agreements will be available in the fund's report to shareholders for the next annual or semiannual reporting period ending after the dates of such approvals.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Bradley J. Eixmann

Mr. Eixmann, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2002 as an investment analyst. He became a Portfolio Manager in 2007. He has a bachelor’s degree in managerial studies and economics from Rice University and an MBA in finance from the University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

Fund Performance

VP Vista has the same management team and investment policies as another fund in the American Century Investments family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Fees and Expenses

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information

The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

The classes have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Rule 12b-1 Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

VP Vista Fund

Class I

VP Vista Fund

Class II

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below, or online at American Century’s Investment Professionals Web site at ipro.americancentury.com.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

CL-PRS-xxxxx  1005

May 1, 2010

American Century Investments Statement of Additional Information American Century Variable Portfolios, Inc.

VP Balanced Fund
   Class I (AVBIX)

VP Capital Appreciation Fund
   Class I (AVCIX)

VP Income & Growth Fund
   Class I (AVGIX)
   Class II (AVPGX)
   Class III (AIGTX)

VP International Fund
   Class I (AVIIX)
   Class II (ANVPX)
   Class III (AIVPX)
   Class IV (AVPLX)

VP Large Company Value Fund
   Class I (AVVIX)
   Class II (AVVTX)

VP Mid Cap Value Fund
   Class I (AVIPX)
   Class II (AVMTX)

VP Ultra Fund
   Class I (AVPUX)
   Class II (AVPSX)
   Class III (AVUTX)

VP Value Fund
   Class I (AVPIX)
   Class II (AVPVX)
   Class III (AVPTX)

VP Vista Fund
   Class I (AVSIX)
   Class II (APVTX)

This statement of additional information adds to the discussion in the funds’ prospectuses, dated May 1, 2010, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact the insurance company from which you purchased the fund or contact us at the address or telephone numbers listed on the back cover
This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors.
You may obtain a free copy of the funds’ annual reports by calling 1-800-379-9878.

©2010 American Century Proprietary Holdings, Inc. All rights reserved

The Funds’ History	2
Fund Investment Guidelines	3
All Funds	3
VP Capital Appreciation, VP International, VP Ultra and VP Vista	3
VP Balanced and VP Income & Growth	4
VP Large Company Value, VP Value and VP Mid Cap Value	4
Fund Investments and Risks	4
Investment Strategies and Risks	4
Investment Policies	23
Temporary Defensive Measures	25
Portfolio Turnover	26
Management	27
The Board of Directors	29
Ownership of Fund Shares	33
Code of Ethics	34
Proxy Voting Guidelines	34
Disclosure of Portfolio Holdings	35
The Funds’ Principal Shareholders	39
Service Providers	43
Investment Advisor	43
Subadvisor	45
Portfolio Managers	46
Transfer Agent and Administrator	50
Sub-Administrator	50
Distributor	50
Custodian Banks	50
Independent Registered Public Accounting Firm	51
Brokerage Allocation	51
Regular Broker-Dealers	53
Information About Fund Shares	55
Multiple Class Structure	55
Valuation of a Fund’s Securities	58
Special Requirements for Large Redemptions	59
Taxes	59
Federal Income Taxes	59
Financial Statements	60
Explanation of Fixed-Income Securities Ratings	61

The Funds’ History

American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this statement of additional information we refer to American Century Variable Portfolios, Inc., as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund	Inception Date
VP Balanced
Class I	05/01/1991
VP Capital Appreciation
Class I	11/20/1987
VP Income & Growth
Class I	10/30/1997
Class II	05/01/2002
Class III	06/26/2002
VP International
Class I	05/01/1994
Class II	08/15/2001
Class III	05/02/2002
Class IV	05/03/2004
VP Large Company Value
Class I	12/01/2004
Class II	10/29/2004
VP Mid Cap Value
Class I	12/01/2004
Class II	10/29/2004
VP Ultra
Class I	05/01/2001
Class II	05/01/2002
Class III	05/13/2002
VP Value
Class I	05/01/1996
Class II	08/14/2001
Class III	05/06/2002
VP Vista
Class I	10/05/2001
Class II	04/29/2005

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. or American Century Global Investment Management, Inc., can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

All Funds

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

VP Capital Appreciation, VP International, VP Ultra and VP Vista

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor’s intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds’ management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques when such a course is deemed appropriate in order to pursue a fund’s investment objective. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in securities, regardless of the movement of stock or bond prices, generally. However, should a fund’s investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund’s actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund’s cash assets to the market while maintaining liquidity. The managers may not leverage a fund’s portfolio. See Derivative Securities, page 7, Futures and Options, page 11 and Short-Term Securities, page 20.

VP Balanced and VP Income & Growth

As a matter of fundamental policy, the managers will invest approximately 60% of the VP Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. VP Income & Growth and the equity portion of VP Balanced will generally be invested in equity securities of publicly traded U.S. companies with a market capitalization greater than $2 billion. The funds’ investment approach may cause their investments in equity securities to be more heavily invested in some industries than in others. However, they may not invest more than 25% of the total assets in companies whose principal business activities are in the same industry. In addition, as diversified investment companies, their investments in a single issuer are limited, as described previously in Fund Investment Guidelines. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, futures contracts and similar securities, and short-term securities.

The fixed-income portion of VP Balanced generally will be invested in a diversified portfolio of high- and medium-grade government, corporate, mortgage-backed, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions, the weighted average maturity for the fixed-income portion of the fund will be in the three- to 10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund’s net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, page 61.

VP Large Company Value, VP Value and VP Mid Cap Value

The managers of VP Large Company Value, VP Value and VP Mid Cap Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The portfolio managers usually will purchase equity securities of U.S. and foreign companies, but they can purchase other types of securities as well, such as notes, bonds and other debt securities.

Income is a secondary objective of VP Large Company Value, VP Value and VP Mid Cap Value. As a result, a portion of the funds’ assets may consist of debt securities.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. All funds, except as described below, generally will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed Income Securities Ratings, page 61.

VP Balanced will invest at least 80% of the fund’s fixed-income assets in securities that are rated within the four highest categories by a nationally  recognized statistical rating organization. Up to 15% may be invested in securities rated in the fifth category.

VP Large Company Value, VP Value and VP Mid Cap Value may invest up to 5% of their assets in high-yield securities. These securities, sometimes referred to as “junk bonds,” are higher risk debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be invested.

Debt securities rated lower than Baa by Moody’s or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund’s investment objective. See Explanation of Fixed Income Securities Ratings, page 61.

If the aggregate value of high-yield securities exceeds 5% of a funds assets because of their market appreciation or other assets’ depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of a fund’s assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition to other factors that will affect its value, the value of a fund’s investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund’s shares.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment; and
•	the risk that the counterparty will fail to perform its obligations.

The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency-denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., “settled”). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure (VP International Only). These funds may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The funds will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of a fund’s commitments under forward contracts.

Foreign Securities

An unlimited portion of each fund’s assets may be invested in the securities of issuers located in foreign countries, including foreign governments, when securities meet its standards of selection, except for VP Value and VP Mid Cap Value, which may invest up to 35% of their assets in foreign securities, and VP Large Company Value, which may invest up to 20% of its assets in foreign securities. In addition, VP Income & Growth, VP Large Company Value, VP Value and VP Mid Cap Value will limit their purchases of foreign securities to those of issuers whose principal business activities are located in developed countries. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Emerging Markets Risk. Each fund other than VP Large Company Value, VP Income & Growth, VP Mid Cap Value and VP Value, may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are not considered by the advisor to be developed countries, which are listed on page 9.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to:

•	protect against a decline in market value of the fund’s securities (taking a short futures position);
•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or
•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, provided that the transactions are consistent with the fund’s investment objectives. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules. The funds have claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under that Act. To the extent required by law, each fund will segregate cash, cash equivalent or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

Inverse Floaters

VP Balanced may invest in inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Investment in Issuers with Limited Operating Histories

Each fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. VP Balanced, VP Capital Appreciation, VP Income & Growth, VP International, VP Large Company Value, VP Mid Cap Value, VP Ultra and VP Value may invest up to 5% of their assets in such companies. VP Vista may invest up to 10% of its assets in such companies. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays and costs in recovering the securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

(1)	the type and amount of collateral that must be received by the fund;
(2)	the circumstances under which additions to that collateral must be made by borrowers;
(3)	the return to be received by the fund on the loaned securities;
(4)	the limitations on the percentage of fund assets on loan; and
(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recover of securities from borrowers.

Mortgage-Backed Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.

Recent Events Regarding Fannie Mae and Freddie Mac

Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). At the end of 2008, the U.S. Treasury also announced three programs to provide financing to Fannie Mae and Freddie Mac. First, the U.S. Treasury entered into Senior Preferred Stock Purchase Agreements with Fannie Mae and Freddie Mac under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute up to $200 billion in funds to that company in an amount equal to the difference between such liabilities and assets. Second, the U.S. Treasury established a secured lending facility providing Fannie Mae and Freddie Mac access to short-term loans from the U.S. Treasury. This credit facility was terminated on December 31, 2009. Third, the U.S. Treasury initiated a mortgage-backed securities (MBS) purchase program under which the U.S. Treasury had authority to purchase Fannie Mae and Freddie Mac MBS in the open market. This program expired on December 31, 2009. Also in late 2008, the Federal Reserve announced a program under which it would, among other things, purchase direct obligations of Fannie Mae and Freddie Mac and purchase MBS guaranteed by Fannie Mae and Freddie Mac. This program is set to expire on March 31, 2010 and could affect pricing and liquidity in the sector. More recently, new accounting standards will require consolidation of some of Fannie Mae’s and Freddie Mac’s off-balance-sheet liabilities and, therefore, could impact agency debt valuation. Finally, in 2010, anticipated Congressional action to address structural change in Fannie Mae and Freddie Mac may have an impact on the value of their outstanding debt.

Collateralized Mortgage Obligations (CMOs)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage Dollar Rolls

VP Balanced may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality short duration investments, which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Other Investment Companies

Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to

(a)	3% of the total voting stock of any one investment company;
(b)	5% of the fund’s total assets with respect to any one investment company; and
(c)	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor’s Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a security exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. “Restricted securities” include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as rules 144 or 144A), or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•	Commercial Paper;
•	Certificates of Deposit and Euro Dollar Certificates of Deposit;
•	Bankers’ Acceptances;
•	Short-term notes, bonds, debentures or other debt instruments;
•	Repurchase agreements; and
•	Money Market funds.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable-, Floating- and Auction-Rate Securities

Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.

These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.

Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon and Step-Coupon Securities

The funds may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The funds may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

For purposes of a fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security.  When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer.  Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer.  If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33 1⁄3% of the fund’s total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options
A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories
The funds may invest in the equity securities of issuers with limited operating histories. See Investment in Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Temporary Defensive Measures

For temporary defensive purposes, each fund (except VP Balanced) may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market, cash, cash-equivalents or other short-term securities.

Examples of those securities include:

•	securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•	commercial paper;
•	interest-bearing bank accounts or certificates of deposit;
•	short-term notes, bonds, or other debt instruments;
•	repurchase agreements; and
•	money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

Portfolio Turnover

The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus.  The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus.  Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.

VP Income & Growth

The portfolio managers consider the length of time a security has been held in determining whether to sell it. Under normal market conditions, the portfolio managers do not expect the fund’s portfolio turnover rate to exceed 100%.

VP Large Company Value

The portfolio managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund’s objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income. Higher turnover would generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

Other Funds

With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in Portfolio Turnover

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager’s investment outlook.

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is 72. However, the mandatory retirement age of any director may be extended with the approval of the remaining independent directors. Those listed as interested directors are “interested” primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds’ investment advisor, American Century Investment Management, Inc. (ACIM) or American Century Global Investment Management, Inc. (ACGIM); the funds’ principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds’ transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACGIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the 14 other registered investment companies in the American Century Investments family of funds advised by ACIM or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Director

Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Director (since 2007) and President (since 2007)

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: President, Chief Executive Officer and Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)

Number of Portfolios in Fund Complex Overseen by Director: 103

Other Directorships Held by Director: None

Independent Directors

Thomas A. Brown, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1940

Position(s) Held with Funds: Director (since 1980)

Principal Occupation(s) During Past 5 Years: Managing Member, Associated Investments, LLC (real estate investment company); Managing Member, Brown Cascade Properties, LLC (real estate investment company); Retired, Area Vice President, Applied Industrial Technologies (bearings and power transmission company)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: None

Andrea C. Hall, Ph.D., 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1945

Position(s) Held with Funds: Director (since 1997)

Principal Occupation(s) During Past 5 Years: Retired, Advisor to the President, Midwest Research Institute (not-for-profit, contract research organization)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: None

James A. Olson, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1942

Position(s) Held with Funds: Director (since 2007)

Principal Occupation(s) During Past 5 Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: Saia, Inc.; Entertainment Properties Trust

Donald H. Pratt, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1937

Position(s) Held with Funds: Director (since 1995) and Chairman of the Board (since 2005)

Principal Occupation(s) During Past 5 Years: Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company); Retired Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: None

Gale E. Sayers, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1943

Position(s) Held with Funds: Director (since 2000)

Principal Occupation(s) During Past 5 Years: President, Chief Executive Officer and Founder, Sayers40, Inc. (technology products and services provider)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: None

M. Jeannine Strandjord, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1945

Position(s) Held with Funds: Director (since 1994)

Principal Occupation(s) During Past 5 Years: Retired, formerly Senior Vice President, Sprint Corporation (telecommunications company)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: DST Systems, Inc.; Euronet Worldwide, Inc.; Charming Shoppes, Inc.

John R. Whitten, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1946

Position(s) Held with Funds: Director (since 2008)

Principal Occupation(s) During Past 5 Years: Project Consultant, Celanese Corp. (industrial chemical company) (September 2004 to January 2005)

Number of Portfolios in Fund Complex Overseen by Director: 63

Other Directorships Held by Director: Rudolph Technologies, Inc.

Officers

Barry Fink, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1955

Position(s) Held with Funds: Executive Vice President (since 2007)

Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries.

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1956

Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice President (since 2000)

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century Investments funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1957

Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President (since 2006)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1966

Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer (all since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present); and Controller, various American Century Investments funds (1997 to September 2006)

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Vice President (since September 2000)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Chief Compliance Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1960

Position(s) Held with Funds: Secretary (since March 2005)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back-office software and support services for transfer agency services provided by ACS (the Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. For the calendar year ended December 31, 2009, DST received $18,230,115 in fees from ACS. DST’s total revenue for the calendar year ended December 31, 2009, was approximately $2.2 billion.

Ms. Strandjord is a director of DST and a holder of 21,345 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an “indirect interest” in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 121.1 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord’s role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds has concluded that the existence of this Agreement does not impair Ms. Strandjord’s ability to serve as an independent director under the Investment Company Act.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds’ advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund directors in many respects, but do not possess voting power. Advisory Board members are eligible to attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings.

Committees

The board has five standing committees to oversee specific functions of the funds’ operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee: Executive

Members: Donald H. Pratt, M. Jeannine Strandjord, Jonathan S. Thomas

Function: The Executive Committee performs the functions of the Board of Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

Number of Meetings Held During Last Fiscal Year: 0

Committee: Compliance and Shareholder Services

Members: M. Jeannine Strandjord, Donald H. Pratt, John R. Whitten

Function: The Compliance and Shareholder Services Committee reviews the results of the funds’ compliance program, trends and significant shareholder and intermediary service and communication issues, and monitors the implementation of the funds’ Code of Ethics, including any violations.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Audit

Members: Thomas A. Brown, Andrea C. Hall, Ph.D., James A. Olson, Gale E. Sayers

Function: The Audit Committee approves the engagement of the funds’ independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds’ independent registered public accounting firm. The committee receives reports from the advisor’s Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Governance

Members: Andrea C. Hall, Ph.D., Donald H. Pratt, Gale E. Sayers, John R. Whitten

Function: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See Nominations of Directors below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

Number of Meetings Held During Last Fiscal Year: 2

Committee: Fund Performance Review

Members: James A. Olson, Thomas A. Brown, Andrea C. Hall, Ph.D., Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

Function: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds’ investments.

Number of Meetings Held During Last Fiscal Year: 4

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds’ Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the Corporate Secretary, American Century Investments Funds, P.O. Box 410141, Kansas City, MO 64141 or by email to corporatesecretary@americancentury.com:

•	Shareholder’s name, the fund name and number of fund shares owned and length of period held;
•	Name, age and address of the candidate;
•
A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•
Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

•	Number of fund shares owned by the candidate and length of time held;
•
A supporting statement which (i) describes the candidate’s reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•	A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The independent directors serve as directors for seven investment companies in the American Century Investments family of funds. Jonathan S. Thomas is an interested director who serves as director for 15 investment companies in the American Century Investments family of funds.  As an interested director, Mr. Thomas does not receive any compensation from the funds for his service as director. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the period indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 2009
Name of Director	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Thomas A. Brown	$10,722	$160,308
Andrea C. Hall, Ph.D.	$10,652	$159,808
James A. Olson	$10,694	$159,808
Donald H. Pratt	$12,671	$189,808
Gale E. Sayers	$9,234	$137,808
M. Jeannine Strandjord	$10,813	$161,808
John R. Whitten	$10,125	$151,808

1
Includes compensation paid to the directors for the fiscal year ended December 31, 2009, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board at the end of the fiscal year. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $22,462; Dr. Hall, $0; Mr. Olson, $112,308; Mr. Pratt, $20,446; Mr. Sayers, $137,808; Ms. Strandjord, $0; and Mr. Whitten, $100,308.

The funds have adopted the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century Investments funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2009 as shown in the table below.

Name of Directors
	Jonathan S. Thomas(1)	Thomas A. Brown(1)	Andrea C. Hall, Ph.D(1)	James A. Olson
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A
VP Capital Appreciation	A	A	A	A
VP Income & Growth	A	A	A	A
VP International	A	A	A	A
VP Large Company Value	A	A	A	A
VP Mid Cap Value	A	A	A	A
VP Ultra	A	A	A	A
VP Value	A	A	A	A
VP Vista	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Directors
	Donald H. Pratt(1)	Gale E. Sayers(1)	M. Jeannine Strandjord(1)	John R. Whitten(1)
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A
VP Capital Appreciation	A	A	A	A
VP Income & Growth	A	A	A	A
VP International	A	A	A	A
VP Large Company Value	A	A	A	A
VP Mid Cap Value	A	A	A	A
VP Ultra	A	A	A	A
VP Value	A	A	A	A
VP Vista	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	A	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Code of Ethics

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Directors has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
¡ Cumulative Voting
¡ Staggered Boards
¡ “Blank Check” Preferred Stock
¡ Elimination of Preemptive Rights
¡ Non-targeted Share Repurchase
¡ Increase in Authorized Common Stock
¡ “Supermajority” Voting Provisions or Super Voting Share Classes
¡ “Fair Price” Amendments
¡ Limiting the Right to Call Special Shareholder Meetings
¡ Poison Pills or Shareholder Rights Plans
¡ Golden Parachutes
¡ Reincorporation
¡ Confidential Voting
¡ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s Web site at www.sec.gov.

Disclosure of Portfolio Holdings

The advisor (ACIM or ACGIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates.  Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates.  Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q.  These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential.  Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of January 19, 2010, are as follows:

•	American Fidelity Assurance Co.
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	AUL/American United Life Insurance Company
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Connecticut General Life Insurance Company
•	Consulting Services Group, LLC
•	Curcio Webb LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Insurance Company of America
•	Iron Capital Advisors
•	J.P. Morgan Retirement Plan Services LLC
•	Jefferson National Life Insurance Company
•	John Hancock Financial Services, Inc.
•	Kansas City Life Insurance Company

•	Kmotion, Inc.
•	Liberty Life Insurance Company
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
•	Marquette Associates
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company
•	Minnesota Life Insurance Company
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Principal Life Insurance Company
•	Prudential Financial
•	RidgeWorth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Slocum
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wachovia Bank, N.A.
•	Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

As of xx xx, 2010, the following companies owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record. Beneficial ownership of which American Century Investments is aware, if any, appears in a footnote to the table.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Balanced
Class I
	Nationwide Insurance Company Columbus, OH	X%
	Symetra Financial Services Bellevue, WA	X%
	Lincoln National Life Insurance Fort Wayne, IN	X%
	Lincoln Life & Annuity Company of New York Fort Wayne, IN	X%
VP Capital Appreciation
Class I
	Mutual of America New York, NY	X%
	Nationwide Insurance Company Columbus, OH	x%
VP Income & Growth
Class I
	Nationwide Insurance Company Columbus, OH	X%
	CM Life Insurance Company Springfield, MA	X%
	Massachusetts Mutual Life Insurance Co Springfield, MA	X%
	Principal Life Insurance Company Des Moines, IA	X%
	Ameritas Variable Life Insurance Co. Lincoln, NE	x%
Class II
	Nationwide Insurance Company Columbus, OH	X%
	Minnesota Mutual Life Saint Paul, MN	X%
Class III
	Nationwide Insurance Company Columbus, OH	x%

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP International
Class I
	Nationwide Insurance Company Columbus, OH	X%
	M L P F & S Jacksonville, FL	X%
	IDS Life Insurance Company Minneapolis, MN	X%
Class II
	IDS Life Insurance Company Minneapolis, MN	X%
	Midland National Life Insurance Company Des Moines, IA	x%
Class III
	Nationwide Insurance Company Columbus, OH	X%
Class IV
	Nationwide Insurance Company Columbus, OH	x%
VP Large Company Value
Class I
	Annuity Investor Life Insurance Company Cincinnati, OH	X%
Class II
	Symetra Financial Services Bellevue, WA	X%
	Annuity Investor Life Insurance Company Cincinnati, OH	X%
	Midland National Life Insurance Company Des Moines, IA	x%
VP Mid Cap Value
Class I
	Nationwide Insurance Company Columbus, OH	X%
	Annuity Investor Life Insurance Company Cincinnati, OH	x%

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Mid Cap Value
Class II
	IDS Life Insurance Company Minneapolis, MN	X%
	Nationwide Insurance Company Columbus, OH	X%
	IDS Life Insurance Company of New York Minneapolis, MN	X%
VP Ultra
Class I
	M L P F & S Jacksonville, FL	X%
	Nationwide Insurance Company Columbus, OH	x%
Class II
	Minnesota Mutual Life Saint Paul, MN	X%
	Principal Life Insurance Company Des Moines, IA	X%
	American Enterprise Life Minneapolis, MN	X%
	IDS Life Insurance Company Minneapolis, MN	x%
Class III
	Nationwide Insurance Company Columbus, OH	X%
VP Value
Class I
	Nationwide Insurance Company Columbus, OH	X%
	IDS Life Insurance Company Minneapolis, MN	x%

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Value
Class I
	Pruco Life Insurance Company of Arizona Newark, NJ	X%
Class II
	IDS Life Insurance Company Minneapolis, MN	X%
	Nationwide Insurance Company Columbus, OH	X%
	Minnesota Mutual Life Saint Paul, MN	X%
	Principal Life Insurance Company Des Moines, IA	x%
Class III
	Nationwide Insurance Company Columbus, OH	X%
VP Vista
Class I
	Nationwide Insurance Company Columbus, OH	X%
	Annuity Investor Life Insurance Company Cincinnati, OH	X%
	Farm Bureau Life Insurance Company West Des Moines, IA	X%
	Modern Woodmen of America West Des Moines, IA	X%
Class II
	Nationwide Insurance Company Columbus, OH	x%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. A shareholder owning beneficially more than 25% of a corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. Although Nationwide Insurance Company is the record owner of more than 25% of the shares of the corporation, it is not a “control person” of the corporation because it is not the beneficial owner of such shares. Pursuant to the requirements of the Investment Company Act of 1940, all votes submitted by Nationwide Insurance Company are required to reflect the voting instructions of the beneficial owners of such shares. Nationwide Insurance Company is not permitted to exercise its discretion in voting shares it does not beneficially own. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of the corporation. As of xx xx, 2010, the funds’ officers and directors, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that are described below.

ACIM, ACGIM, ACIS and ACS are each wholly owned, directly or indirectly, by ACC. The James E. Stowers Twentieth Century Companies, Inc. Stock Trust holds a greater-than-25% voting interest in ACC, which, under the Investment Company Act, is presumed to represent control.  Richard W. Brown serves as trustee of the trust.  Mr. Brown has served as co-chairman of the ACC board of directors since 2007.  His association with American Century Investments dates back to 1998, when he was first appointed to the ACC board.  Since 2004, Mr. Brown also has served as co-chairman of the Stowers Institute for Medical Research, a biomedical research organization working to find the keys to the causes, treatment and prevention of disease.  The Institute's endowment also holds ACC stock.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds except VP International. American Century Global Investment Management, Inc. (ACGIM) serves as the investment advisor for VP International.  A description of the responsibilities of the advisor (ACIM or ACGIM) appears in each prospectus under the heading Management.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated on the table below. This formula takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund	Class	Percentage of Strategy Assets
VP Balanced	Class I	0.90% of first $250 million 0.85% of the next $250 million 0.80% over $500 million
VP Capital Appreciation	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
VP Income & Growth	Class I, Class II & Class III	0.70% of first $5 billion 0.65% over $5 billion
VP International	Class I & Class III	1.50% of first $250 million 1.20% of the next $250 million 1.10% of the next $500 million 1.00% over $1 billion
	Class II & Class IV	1.40% of first $250 million 1.10% of the next $250 million 1.00% of the next $500 million 0.90% over $1 billion
VP Large Company Value	Class I	0.90% of the first $1 billion 0.80% of the next $4 billion 0.70% over $5 billion
	Class II	0.80% of the first $1 billion 0.70% of the next $4 billion 0.60% over $5 billion

Fund	Class	Percentage of Strategy Assets
VP Mid Cap Value	Class I	1.00%
	Class II	0.90%
VP Ultra	Class I & Class III	1.000% of first $500 million 0.950% of next $500 million 0.900% over $1 billion
	Class II	0.900% of first $500 million 0.850% of next $500 million 0.800% over $1 billion
VP Value	Class I & Class III	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of the next $500 million 0.80% over $1 billion
VP Vista	Class I	1.00%
	Class II	0.90%

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)	the funds’ Board of Directors, or by a majority of outstanding shareholder votes (as defined in the Investment Company Act) and
(2)
by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended December 31, 2009, 2008, and 2007, are indicated in the following table.

Unified Management Fees
Fund	2009	2008	2007
VP Balanced	$1,037,533	$1,366,593	$1,747,423
VP Capital Appreciation	$2,709,657	$4,396,573	$4,647,505
VP Income & Growth	$1,702,912	$2,715,920	$4,216,775
VP International	$5,128,247	$9,292,797	$11,526,802
VP Large Company Value	$46,933	$68,199	$92,423
VP Mid Cap Value	$2,418,721	$3,187,598	$1,791,245
VP Ultra	$2,179,011	$2,993,179	$5,369,059
VP Value	$9,921,221	$15,529,039	$24,164,655
VP Vista	$416,875	$944,887	$949,647

Subadvisor

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. Currently, American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash portion of VP International under a subadvisory agreement between American Century Global Investment Management, Inc. (ACGIM) and ACIM dated January 1, 2005. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund’s outstanding voting securities or by vote of a majority of the fund’s directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days’ written notice by ACIM, ACGIM, the Board of Directors, or a majority of the fund’s outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and ACGIM.

The subadvisory agreement provides that ACIM will make investment decisions for VP International in accordance with its investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from ACGIM from time to time. For these services, ACGIM will pay ACIM a monthly fee at an annual rate of 0.45% of the cash portion of VP International’s average daily net assets.

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on performance of the account.

Accounts Managed (As of December 31, 2009)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Kurt Borgwardt	Number of Accounts	6	0	3
	Assets	$2.8 billion(1)	N/A	$4.7 million
Phil Davidson	Number of Accounts	11	2	1
	Assets	$10.3 billion(2)	$131.7 million	$105.6 million
Bradley J. Eixmann	Number of Accounts	6	0	1
	Assets	$3.2 billion(3)	N/A	$90.4 million
Robert V. Gahagan	Number of Accounts	19	2	0
	Assets	$14.7 billion(4)	$149.4 million	N/A
Rajesh Gandhi	Number of Accounts	5	0	1
	Assets	$2.4 billion(5)	N/A	$175.4 million
Brendan Healy	Number of Accounts	7	1	3
	Assets	$2.3 billion(6)	$198.5 million	$125.8 million
David Hollond	Number of Accounts	3	0	1
	Assets	$3.4 billion(7)	N/A	$1.9 million
Brian Howell	Number of Accounts	17	2	0
	Assets	$12.3 billion(4)	$149.4 million	N/A
Keith Lee	Number of Accounts	3	0	0
	Assets	$8.0 billion(8)	N/A	N/A
Michael Li	Number of Accounts	3	0	0
	Assets	$8.0 billion(8)	N/A	N/A
Michael Liss	Number of Accounts	11	2	1
	Assets	$10.3 billion(2)	$131.7 million	$105.6 million

Accounts Managed (As of December 31, 2009) — continued
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
G. David MacEwen	Number of Accounts	10	1	0
	Assets	$5.8 billion(4)	$34.2 million	N/A
William Martin	Number of Accounts	7	1	3
	Assets	$4.0 billion(4)	$34.2 million	$13.9 million
Lynette Pang	Number of Accounts	6	0	1
	Assets	$951.2 million(1)	N/A	$1.3 million
Charles Ritter	Number of Accounts	7	1	3
	Assets	$2.3 billion(6)	$198.5 million	$125.8 million
John Schniedwind	Number of Accounts	7	0	0
	Assets	$2.9 billion(1)	N/A	N/A
Alexander Tedder	Number of Accounts	5	0	1
	Assets	$2.4 billion(5)	N/A	$175.4 million
Kevin Toney	Number of Accounts	11	2	1
	Assets	$10.3 billion(2)	$131.7 million	$105.6 million
Thomas P. Vaiana	Number of Accounts	6	1	1
	Assets	$3.4 billion(4)	$34.2 million	$10.8 million
Greg Walsh	Number of Accounts	2	0	0
	Assets	$2.5 billion(7)	N/A	N/A
Zili Zhang	Number of Accounts	7	0	1
	Assets	$2.8 billion(1)	N/A	$1.6 million

1	Includes $261.3 million in VP Income & Growth.

2	Includes $298.5 million in VP Mid Cap Value and $1.2 billion in VP Value.

3	Includes $32.2 million in VP Vista.

4	Includes $123.2 million in VP Balanced.

5	Includes $342.1 million in VP International.

6	Includes $6.2 million in VP Large Company Value.

7	Includes $265.5 million in VP Capital Appreciation.

8	Includes $251.4 million in VP Ultra.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2009, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century Investments mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. This is the case for VP Capital Appreciation. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance periods.

Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.  For compensation purposes, VP Capital Appreciation uses the Russell Midcap Growth Index as its benchmark and constructs its internally-customized peer group using the Morningstar Mid-Cap Growth category as a starting point.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century Investments mutual funds.  This is the case for all of the funds described in this statement of additional information other than VP Capital Appreciation. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of VP Balanced and VP Income & Growth is measured relative to the performance of a comparable American Century Investments mutual fund.  Performance of VP International, VP Large Company Value, VP Mid Cap Value, VP Ultra, VP Value and VP Vista is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

As of December 31, 2009, the funds’ most recent fiscal year end, none of the portfolio managers beneficially owned shares of the fund they manage. These portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category and are not expected to invest in each such fund.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 43.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P.Morgan Investor Services Co.  (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund.  The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services.  While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 43. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodian Banks

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by JPMorgan Chase Bank. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds’ cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including

(1)	auditing the annual financial statements for each fund, and
(2)	assisting and consulting in connection with SEC filings.

Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services.  Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges.  The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer's trade executions
•	efficiency and accuracy of the broker-dealer's clearance and settlement processes
•	broker-dealer's ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved.  The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields.   The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace.  In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

In the fiscal years ended December 31, 2009, 2008 and 2007, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2009	2008	2007
VP Balanced	$38,132	$68,698	$100,220
VP Capital Appreciation	$553,284	$639,418	$607,983
VP Income & Growth	$106,162	$173,338	$369,027
VP International	$973,331	$1,567,978	$2,079,580
VP Large Company Value	$1,978	$1,906	$1,911
VP Mid Cap Value	$437,882	$634,891	$357,585
VP Ultra	$145,605	$391,836	$696,528
VP Value	$742,178	$1,580,631	$2,888,761
VP Vista	$98,262	$156,169	$126,659

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors. The decrease in brokerage commissions paid by VP Income & Growth and VP Value over the last three fiscal years is due to decreased fund assets and portfolio turnover. The increase in brokerage commissions paid by VP Mid Cap Value over the past three years is due to increased fund assets and portfolio turnover.

The funds’ distributor (ACIS) and investment advisors (ACGIM and ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS) and JPMorgan Cazenove Limited (JPMC), subsidiaries of JPM, the following brokerage commissions for the fiscal years ended December 31, 2009, 2008 and 2007.

	2009		2008		2007
Fund	JPMS	JPMC	JPMS	JPMC	JPMS	JPMC
VP Balanced	$29	$0	$0	$0	$0	$0
VP Capital Appreciation	$49,952	$0	$62,500	$0	$7,881	$0
VP Income & Growth	$53	$0	$1,786	$0	$1,756	$0
VP International	$53,333	$7,593	$50,471	$23,370	$18,296	$13,074
VP Large Company Value	$80	$0	$79	$0	$10	$0
VP Mid Cap Value	$26,989	$0	$14,118	$0	$1,079	$0
VP Ultra	$17,319	$334	$45,048	$0	$9,242	$0
VP Value	$117,515	$0	$81,005	$0	$51,100	$0
VP Vista	$8,603	$0	$14,593	$0	$976	$0

For the fiscal year ended December 31, 2009, the following table shows the percentage of each fund’s aggregate brokerage commissions paid to JPMS and JPMC and the percentage of each fund’s aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS and JPMC.

	Percentage of Brokerage Commissions		Percentage of Dollar Amount of Portfolio Transactions
Fund	JPMS	JPMC	JPMS	JPMC
VP Balanced	0.07%	–	0.13%	–
VP Capital Appreciation	9.03%	–	4.40%	–
VP Income & Growth	0.05%	–	0.05%	–
VP International	5.48%	0.78%	3.14%	0.63%
VP Large Company Value	4.03%	–	1.71%	–
VP Mid Cap Value	6.16%	–	1.89%	–
VP Ultra	11.89%	0.23%	6.14%	0.10%
VP Value	15.84%	–	6.05%	–
VP Vista	8.76%	–	2.98%	–

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Regular Broker-Dealers

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned As of December 31, 2009 (in thousands)
VP Balanced	JPMorgan Chase & Co.	$xx
	Bank of America Corp.	$xx
	Citigroup Inc.	$xx
	Merrill Lynch & Co., Inc.	$xx
	Goldman Sachs Group, Inc.	$xx
	Morgan Stanley	$xx
	Credit Suisse	$xx
VP Capital Appreciation	Charles Schwab Corp.	$xx
	Morgan Stanley	$xx
	Merrill Lynch & Co., Inc.	$xx
VP Income & Growth	JPMorgan Chase & Co.	$xx
	Bank of America Corp.	$xx
	Merrill Lynch & Co., Inc.	$xx
	Citigroup Inc.	$xx
	Charles Schwab Corp.	$xx
	Morgan Stanley	$xx
	Goldman Sachs Group, Inc.	$xx
VP International	Credit Suisse	$xx
VP Large Company Value	JPMorgan Chase & Co.	$xx
	Bank of America Corp.	$xx
	Citigroup Inc.	$xx
	Goldman Sachs Group, Inc.	$xx
	Morgan Stanley	$xx
	Merrill Lynch & Co., Inc.	$xx
VP Mid Cap Value	Ameriprise Financial Inc.	$xx
VP Ultra	Charles Schwab Corp.	$xx
	JPMorgan Chase & Co.	$xx
	Goldman Sachs Group, Inc.	$xx
VP Value	JPMorgan Chase & Co.	$xx
	Banc of America Corp.	$xx
	Ameriprise Financial, Inc.	$xx
	Goldman Sachs Group, Inc.	$xx
	Merrill Lynch & Co., Inc.	$xx
VP Vista	Charles Schwab Corp.	$xx

Information About Fund Shares

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue four classes of shares: Class I, Class II, Class III and Class IV. Not all funds offer all classes.

All four classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for distribution services. Class III and Class IV shares are subject to a 1.00% redemption fee on shares held 60 days or less. In addition to the management fee, Class II and Class IV shares are subject to a Master Distribution Plan (the Class II Plan and the Class IV Plan, respectively) described below. The Class II and Class IV Plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ Class II and Class IV shares have approved and entered into the Class II and Class IV Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected classes. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected classes. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected classes.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Class II Plan

As described in the prospectuses, the funds’ Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds’ distributor enters into contracts with various insurance companies with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various insurance products.

The insurance companies provide various distribution services pursuant to the Class II Plan. To enable the funds’ shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds’ advisor has reduced its management fee by 0.10% per annum with respect to the Class II shares, except for VP Income & Growth, which has the same management fee for both classes, and the funds’ Board of Directors has adopted the Class II Plan. Pursuant to the Class II Plan, Class II pays the distributor 0.25% annually of the average daily net asset value of the funds’ Class II shares for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2009, the aggregate amount of fees paid under the Class II Plan was:

VP Income & Growth	$32,904
VP International	$182,982
VP Large Company Value	$4,532
VP Mid Cap Value	$584,944
VP Ultra	$469,056
VP Value	$1,072,049
VP Vista	$19,075

The distributor then makes these payments to the insurance companies who offer Class II for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class II shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Class II shares;
(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing of sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund’s distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Class IV Plan

As described in the prospectuses, the fund’s Class IV shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds’ distributor enters into contracts with various insurance companies with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various insurance products.

The insurance companies provide various distribution services pursuant to the Class IV Plan. To enable the fund’s shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds’ advisor has reduced its management fee by 0.10% per annum with respect to the Class IV shares, and the funds’ Board of Directors has adopted the Class IV Plan. Pursuant to the Class IV Plan, Class IV pays the distributor 0.25% annually of the average daily net asset value of the funds’ Class IV shares for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class IV Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2009, the aggregate amount of distribution fees paid under the Class IV Plan was:

VP International	$17,628

The distributor then makes these payments to the insurance companies who offer Class IV for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class IV shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class IV shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Class IV shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing of sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund’s distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Payments to Dealers

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of FINRA. Such payments will not change the price paid by investors for shares of the funds.

Valuation of a Fund’s Securities

All classes of the funds are offered at their net asset value, as described below. Each fund’s net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Each fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund’s portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

Special Requirements for Large Redemptions

If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund’s transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Taxes

Federal Income Taxes

Each fund is held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and its net asset value.

To qualify as a regulated investment company, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year.

Each fund may utilize the consent dividend provisions of Internal Revenue Code Section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of December 31, 2009, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund	2015	2016	2017
VP Balanced	—	($2,914,155)	($16,524,938)
VP Capital Appreciation	—	($15,731,353)	($34,433,105)
VP Income & Growth	—	($33,351,678)	($52,619,523)
VP International	—	($54,865,268)	($78,561,637)
VP Large Company Value	—	($1,304,735)	($1,172,554)
VP Mid Cap Value	($1,043,462)	($54,196,406)	($36,708,566)
VP Ultra	—	($37,206,908)	($33,481,169)
VP Value	—	($260,779,098)	($220,308,335)
VP Vista	—	($16,248,479)	($12,795,634)

Financial Statements

Each fund’s financial statements and financial highlights for the fiscal year ended December 31, 2009, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual reports of each of these funds for the fiscal year ended December 31, 2009, are incorporated herein by reference.

Explanation of Fixed-Income Securities Ratings

As described in the prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

Fitch Investors Service, Inc.
B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization degree of characteristics, while still appropriated, may be more affected by degree of external conditions. Ample alternate degree of liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting the insurance company from which you purchased the fund or American Century Investments at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

•	an employer-sponsored retirement plan
•	a bank
•	a broker-dealer
•	an insurance company
•	another financial intermediary

you can receive the annual and semiannual reports directly from them.

The SEC

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at www.sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786

Investment Professional Service Representative
1-800-378-9878 or 816-531-5575

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-4360

CL-SAI-xxxxx   1005

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C  OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Articles of Incorporation of TCI Portfolios, Inc., dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996,  File No. 33-14567, and incorporated herein by reference).

(2)           Articles of Amendment of TCI Portfolios, Inc., dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).

(3)           Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).

(4)           Articles of Amendment of TCI Portfolios, Inc., dated August 10, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).

(5)           Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).

(6)           Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on September 27, 1996, File No. 33-14567, and incorporated herein by reference).

(7)           Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20  to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).

(8)           Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).

(9)           Articles Supplementary of American Century Variable Portfolios, Inc., dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on April 27, 1998, File No. 33-14567, and incorporated herein by reference).

(10)           Articles Supplementary of American Century Variable Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 17, 1999, File No. 33-14567, and incorporated herein by reference).

(11)           Articles Supplementary of American Century Variable Portfolios, Inc., dated October 12, 2000 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 29 to the Registration Statement of the Registrant on December 1, 2000, File No. 33-14567, and incorporated herein by reference).

(12)           Articles Supplementary of American Century Variable Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on June 1, 2001, File No. 33-14567, and incorporated herein by reference).

(13)           Articles Supplementary of American Century Variable Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on April 12, 2002, File No. 33-14567, and incorporated herein by reference).

(14)           Articles Supplementary of American Century Variable Portfolios, Inc., dated December 17, 2002 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on January 27, 2003, File No. 33-14567, and incorporated herein by reference).

(15)           Articles Supplementary of American Century Variable Portfolios, Inc., dated January 15, 2004 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on February 11, 2004, File No. 33-14567, and incorporated herein by reference).

(16)           Articles Supplementary of American Century Variable Portfolios, Inc., dated February 24, 2004 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on April 15, 2004, File No. 33-14567, and incorporated herein by reference).

(17)           Articles Supplementary of American Century Variable Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

(18)           Articles Supplementary of American Century Variable Portfolios, Inc., dated September 12, 2006 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 45 to the Registration Statement of the Registrant on April 12, 2007, File No. 33-14567, and incorporated herein by reference).

(19)           Articles Supplementary of American Century Variable Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).

(20)           Articles Supplementary of American Century Variable Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on April 15, 2009, File No. 33-14567, and incorporated herein by reference).

(b)           Amended and Restated By-Laws of American Century Variable Portfolios, Inc., dated February 18, 2010, are included herein.

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit (a)(1) herein and Article Fifth of Registrant's Articles of Amendment, appearing as Exhibit (a)(2) herein and Sections 3-11 of Registrant's Amended and Restated By-Laws, appearing as Exhibit b herein.

(d)           (1)           Interim Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of February 16, 2010, is included herein.

(2)           Interim Management Agreement between American Century Variable Portfolios, Inc. and American Century Global Investment Management, Inc., effective as of February 16, 2010, is included herein.

(3)           Interim Investment Subadvisory Agreement with American Century Investment Management, Inc. and American Century Global Investment Management, Inc., effective as of February 16, 2010, is included herein.
(e)           Distribution Agreement with American Century Investment Services, Inc., effective as of February 16, 2010, is included herein.

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Global Custody Agreement with The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust, on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

(3)           Amendment to Global Custody Agreement with The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and incorporated herein by reference).

(4)           Amendment No. 2 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

(5)           Amendment No. 3 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(6)           Amendment No. 4 to the Global Custody Agreement with JPMorgan Chase Bank, dated as of July 2, 2008 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 56 to the Registration Statement of American Century Government Income Trust on July 29, 2008, File No. 2-99222, and incorporated herein by reference).

(h)           (1)           Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of American Century Municipal Trust on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(3)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 10 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on November 26, 2008, File No. 333-116351, and incorporated herein by reference).

(4)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(6)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(7)           Fund Services Agreement between American Century Global Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 49 to the Registration Statement of American Century World Mutual Funds, Inc. on March 30, 2009, File No. 33-39242, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated November 29, 2004 (filed electronically as Exhibit i to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

(j)           Consent of Deloitte & Touche LLP, independent registered public accounting firm (to be filed by amendment).

(k)           Not applicable.

(l)           Not applicable.

(m)           (1)           Amended and Restated Class II Master Distribution Plan, dated November 17, 2004 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

(2)           Class IV Master Distribution Plan, dated as of May 3, 2004 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on April 15, 2004, File No. 33-14567, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan, dated November 17, 2004 (filed electronically as Exhibit n to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated December 11, 2009 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 45 to the Registration Statement of American Century Capital Portfolios, Inc. on February 8, 2010, File No. 33-64872, and incorporated herein by reference).

(2)           Secretary’s Certificate, dated December 11, 2009 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 45 to the Registration Statement of American Century Capital Portfolios, Inc. on February 8, 2010, File No. 33-64872, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article XIII of the Registrant's Amended Articles of Incorporation,  requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of the Investment Advisor

American Century Global Investment Management, Inc. (ACGIM) and American Century Investment Management, Inc. (ACIM), the Registrant’s investment advisors, provide portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisors and their affiliates, within the last two fiscal years.

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Steven R. Brown (Vice President of ACIM). Served as Global Head of Real Estate Securities, Neuberger Berman, LLC, principal address is 605 Third Avenue, 36th floor, New York, New York, 10016, 2002 to 2008.

John A. Lovito (Vice President of ACIM). Served as Managing Director, Lehman Brothers Asset Management (Europe), principal address is 25 Bank Street, Canary Wharf, London, United Kingdom, 2006 to 2008.

Scott Wittman (Senior Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

Federico Garcia Zamora (Vice President of ACIM). Served as Portfolio Manager and Foreign Exchange Strategist, Lehman Brothers Asset Management, principal address is 605 Third Avenue, New York, NY 10016, 2005 to 2008.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111 and the principal address for ACGIM is 666 Third Avenue, 23rd Floor, New York, NY 10017.

Item 32.  Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors and executive officers of ACIS as of February 15, 2010:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David Larrabee	Director, President and Chief Executive Officer	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Gary P. Kostuke	Director and Vice President	none

Jami D. Waggoner	Chief Financial Officer, Chief Accounting Officer and Treasurer	none

Steven J. McClain	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Lisa H. Lattan	Assistant Secretary	none

Jennifer L. Barron	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Gregory Burrill	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

Robert P. Connor	Vice President	none

James B. Cotchett	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

David R. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Costigan Goodyear	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

James L. Huser	Vice President	none

Jennifer Ison	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Maria Kutscher	Vice President	none

Edward Lettieri	Vice President	none

Richard T. Luchinsky	Vice President	none

Beth A. Mannino	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Victor V. Melinauskas	Vice President	none

Jerome B. Moore	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Brendan R. Murray	Vice President	none

Kathleen L. Nelkin	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Kent S. Petty	Vice President	none

Margaret H. Pierce	Vice President	none

Christy A. Poe	Vice President	none

James E. Poehlmann	Vice President	none

Conan W. Porter	Vice President	none

Michael J. Raddie	Vice President	none

Paige C. Rafferty	Vice President	none

Douglas K. Reber	Vice President	none

Anastasia Rock	Vice President	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Stephen C. Thune	Vice President	none

Michael N. Turgeon	Vice President	none

James T. Walden	Vice President	none

Mark Westmoreland	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Global Investment Management, Inc., 666 Third Avenue, 23rd Floor, New York, NY 10017; American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services – Not applicable.

Item 35.  Undertakings – Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 22nd day of February, 2010.

American Century Variable Portfolios, Inc.
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	February 22, 2010

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	February 22, 2010

* _________________________________ Thomas A. Brown	Director	February 22, 2010

* _________________________________ Andrea C. Hall, Ph.D.	Director	February 22, 2010

* _________________________________ James A. Olson	Director	February 22, 2010

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	February 22, 2010

* _________________________________ Gale E. Sayers	Director	February 22, 2010

* _________________________________ M. Jeannine Strandjord	Director	February 22, 2010

* _________________________________ John R. Whitten	Director	February 22, 2010

*By: /s/ Christine J. Crossley Christine J. Crossley Attorney in Fact (pursuant to Power of Attorney dated December 11, 2009)

EXHIBIT INDEX

EXHIBIT                                DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (b)	Amended and Restated By-Laws of American Century Variable Portfolios, Inc., dated February 18, 2010.

EXHIBIT (d) (1)	Interim Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of February 16, 2010.

EXHIBIT (d) (2)	Interim Management Agreement between American Century Variable Portfolios, Inc. and American Century Global Investment Management, Inc., effective as of February 16, 2010.

EXHIBIT (d) (3)	Interim Investment Subadvisory Agreement with American Century Investment Management, Inc. and American Century Global Investment Management, Inc., effective as of February 16, 2010.

EXHIBIT (e)	Distribution Agreement with American Century Investment Services, Inc., effective as of February 16, 2010.